Provisions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Schedule of provisions

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In thousands of Korean Won)
Building restoration
Beginning of the period	₩	48,658	48,341
Interest expense		159	158
Ending of the period	₩	48,817	48,499

		2025	2024
		(In thousands of Korean won)
Building restoration
Beginning of the year	₩	48,341	48,024
Interest expense		317	317
Ending of the year	₩	48,658	48,341